INTANGIBLE ASSETS, NET (Schedule of Estimated Amortization Expenses) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
INTANGIBLE ASSETS, NET [Abstract]
2014	$ 5,861
2015	5,816
2016	5,771
2017	5,674
2018	3,275
2019 and thereafter	2,433
Amortized cost	$ 28,830	$ 34,773